Note 10: Stockholders' Equity	3 Months Ended
Aug. 31, 2013
Notes
Note 10: Stockholders' Equity

NOTE 10: STOCKHOLDERS’ EQUITY

AUTHORIZED

The Company is authorized to issue 5,000,000,000 shares of $0.0001 par value common stock and 50,000,000 shares of preferred stock, par value $0.0001. All common stock shares have equal voting rights, are non-assessable and have one vote per share. Voting rights are not cumulative and, therefore, the holders of more than 50% of the common stock could, if they choose to do so, elect all of the directors of the Company. Preferred Stock or series thereof, if provided, by the Board of Directors of the Company, shall have voting rights, such Preferred Stock or series shall vote only on a share for share basis with the Common Stock on any matter, including but not limited to the election of directors, for which such Preferred  Stock or series has such rights.

On July 20, 2010, the Company filed a Certificate of Amendment to the Company’s certificate of incorporation with the Nevada Secretary of State, which increased the Company’s authorization to issue 5,000,000,000 shares of $0.0001 par value common stock, refer to NOTE 15: CORPORATE ACTIONS.

On November 30, 2011 and January 12, 2013, the Board of Directors of the Company approved the allocation of 4,000,000 of the 50,000,000 authorized Preferred Shares of the Company as Series A Preferred Shares with the following rights:

Convertible to one hundred (100) common shares of the Company for each one (1) Series A Preferred Share
Voting rights equal to one hundred (100) votes for each Series A Preferred Share

The consideration for one (1) Series A Preferred Share is set at $0.50.

On April 29, 2013, the Board of Directors of the Company approved  the authorization of seven hundred fifty thousand (750,000) Preferred Shares, designated as Series B Preferred Shares (Series B Shares), with a value of fifty cents ($0.50) per Series B Preferred Share, each with the following rights:

1.       May be converted by the holder into Company common stock. The conversion ratio is such that if the full 750,000 Series B Shares are issued, convert into Company common shares representing 70% of the fully diluted outstanding common shares outstanding after the conversion (which includes all common shares outstanding plus all common shares potentially issuable upon the conversion of all derivative securities not held by the holder).

2.       If the full 750,000 Series B Shares are not issued, the issued Series B Shares divided by 750,000 multiplied by 70% will represent the percentage of the fully diluted outstanding common shares outstanding after the conversion (which includes all common shares outstanding plus all common shares potentially issuable upon the conversion of all derivative securities not held by the holder). For example: 500,000 Series B Shares issued  will result in the holder having 46.67% (500,000/750,000 X 70% = 46.67%) of the fully diluted outstanding common shares.

3.       The holder of Series B Shares may cast the number of votes at a shareholders meeting or by written consent that equals the number of common shares into which the Series B Shares are convertible on the record date for the shareholder action.

4.       In the event the Board of Directors declares a dividend payable to Company common shareholders, the holders of Series B Shares will receive the dividend that would be payable if the Series B Shares were converted into Company common shares prior to the dividend.

5.       In the event of a liquidation of the Company, the holders of Series B Shares will receive a preferential distribution of $0.001 per share, and will share in the distribution as if the Series B Shares had been converted into common shares.

The Series B Preferred Shares would be offered by the discretion of the President to existing shareholders holding more than 10% of the issued and outstanding shares of the Company or to directors of the Company. The subscribers for the Series B Shares will agree to execute a Series B Shares Unanimous Shareholders Agreement which will include right of first refusal to buy or sell the Series B Shares between the Series B Share holders or directors of the Company.

ISSUED AND OUTSTANDING

On December 20, 2007, the Company issued 400,000,000 (post forward split) common shares to its Directors for cash of $5,000.

Since inception (December 20, 2007) to November 30, 2009, the Company accepted subscriptions for 110,416,000 (post forward split) common shares from 37 investors under a private placement which closed on March 31, 2008. The private placement was not subject to any minimum investment and was priced at $0.0005 per share (post forward split). The Company accepted the subscriptions on various dates throughout the year.

The Company issued 1,259,000 common shares on November 30, 2010 for $62,950 for Accounts Receivable assignment.

The Company issued 741,000 common shares on November 30, 2010 for $37,050 cash in a negotiated transaction with an investor to fund the ongoing operations of the Company.

The Company issued 10,000 common shares on February 28, 2011 for $1,100 pursuant to an Oil and Gas Field Operations Services agreement with the Company.

The Company redeemed on March 28, 2011, 140 million shares of the Company’s common stock at a price of $87,500 or $0.000625 per share from Peter Matousek, the Company’s president and director, at the time. Also on March 28, 2011, the Company redeemed 60 million shares of the Company’s common stock from four shareholders. The purchase price for the 60 million totaled $37,500 or $0.000625 per share. With the redemption of the 200 million shares, the Company reduced its issued and outstanding shares to 312,501,000 shares of common stock as of March 28, 2011.

The Company authorized and approved an aggregate of 112,500 shares for the period ending May 31, 2011 with an average price of $0.1263 per share to the Executive and Board pursuant to a Management and Financial Service Agreement with Mr. Peter Matousek and a Board Member Compensation Agreement with Mr. Peter Matousek and Mr. Donald Lynch. During the fiscal year ending May 31, 2011, the Company issued 75,000 of the 112,500 shares to the Executive and Board with the remaining 37,500 shares issued on June 6, 2011.

The Company issued 18 Million shares on April 12, 2012 for $900,000 pursuant to a twenty-four month agreement with Charles Morgan Securities Inc. On September 20, 2012, the Company and CMS mutually agreed to terminate the IBA agreement between the Company and CMS and the 18 Million shares were cancelled.

The Company authorized and approved an aggregate of 136,129 shares for the period ended May 31, 2012 with an average price of $0.0333 per share to the Executive and Board pursuant to Board Member Compensation Agreements with Mr. Peter Matousek, Mr. Donald Lynch, Mr. Jerry G. Mikolajczyk, Mr. Kevin M. Grapes and Dr. William D. Spier, refer to NOTE 17: EXECUTIVE AND BOARD COMPENSATION for additional detail. The Company issued 105,000 of the 136,129 shares to the Board as of May 31, 2012.  The balance,  31,129 shares, cost of $2,106 for the period March 1, 2012 to May 31, 2012, were issued to the Board on June 25, 2012.

The Company issued 20 Million shares on August 31, 2012 for $1,000,000 pursuant to a twenty-four month agreement with Prodigy Asset Management, LLC.

The Company issued 11.7 Million shares on August 31, 2012 for $585,000 pursuant to a Purchase and Sales agreement with Vencedor Energy Partners for the acquisition of 30 oil and gas well locations in Venango County, Pennsylvania.

The Company issued 1,428,571 shares on October 22, 2012 for $5,000 pursuant to a Convertible Promissory Note dated October 19, 2012.

The Company issued 16.2 Million shares on October 26, 2012 for $810,000 pursuant to a twelve month Financial Consulting Services Agreement with Vaquero Private Capital, Inc. effective as of June 1, 2012.

The Company issued 243,103  shares on October 26, 2012 for $6,078 for interest and penalties to a 3rd party lender.

The Company authorized and approved 45,000 shares for the period ended August 31, 2012 with an average price of $0.04033 per share to the Board pursuant to Board Member Compensation Agreements with Mr. Jerry G. Mikolajczyk, Mr. Peter Matousek and Dr. William D. Spier, refer to NOTE 17: EXECUTIVE AND BOARD COMPENSATION for additional detail. The 45,000 shares were issued to the Board on October 26, 2012.

The Company issued 1,162,790 shares on November 12, 2012 for $5,000 pursuant to a Convertible Promissory Note dated October 19, 2012.

The Company authorized and approved 45,000 shares for the period ended November 30, 2012 with an average price of $0.012167 per share to the Board pursuant to Board Member Compensation Agreements with Mr. Jerry G. Mikolajczyk, Mr. Peter Matousek and Dr. William D. Spier, refer to NOTE 17: EXECUTIVE AND BOARD COMPENSATION for additional detail. The 45,000 shares were issued to the Board on December 18, 2012.

The Company issued 54,322  shares on December 18, 2012 for $1,880 for interest and penalties to a 3rd party lender.

The Company issued 423,728 shares on April 17, 2013 for $2,500 pursuant to the conversion of a Convertible Promissory Note dated October 19, 2012.

The Company issued 45,000 shares on April 30, 2013 for the period ended February 28, 2013 with an average price of $0.0109267 per share for Board Member Compensation Agreements with Mr. Peter Matousek, Mr. Jerry G. Mikolajczyk, and Dr. William D. Spier.

The Company issued 4,081,633 shares on April 30, 2013 for $40,000 as incentive to enter into a reserve equity financing agreement dated May 7, 2013.

The Company issued 2,061,855 shares on April 30, 2013 for $10,000 pursuant to the conversion of a Convertible Promissory Note dated October 19, 2012.

The Company issued 2,857,143 shares on May 2, 2013 for $12,000 pursuant to the conversion of a Convertible Promissory Note dated October 26, 2012.

The Company issued 2,222,222 shares on May 8, 2013 for $10,000 pursuant to the conversion of a Convertible Promissory Note dated October 19, 2012.

The Company issued 3,658,537 shares on May 9, 2013 for $15,000  pursuant to the conversion of a Convertible Promissory Note dated October 26, 2012.

The Company issued 1,700,000 shares on May 10, 2013 for $6,800 including $1,300 for interest pursuant to the conversion of a Convertible Promissory Note dated October 26, 2012.

The Company issued 4,811,707 shares on May 13, 2013 for $19,728 including $2,228 for interest pursuant to the conversion of a Convertible Promissory Note dated October 19, 2012.

The Company issued 45,000 shares on May 31, 2013  for the period ended May 31, 2013 with an average price of $0.010333 per share for Board Member Compensation Agreements with Mr. Peter Matousek, Mr. Jerry G. Mikolajczyk, and Dr. William D. Spier.

The Company issued 5,714,286 shares on June 13, 2013 for $12,000 pursuant to the conversion of a Convertible Promissory Note dated December 6, 2012.

The Company issued 5,000,000 shares on June 17, 2013 for $13,750 pursuant to the conversion of a Convertible Promissory Note dated October 19, 2012.

The Company issued 7,380,952 shares on June 19, 2013 for $15,500 pursuant to the conversion of a Convertible Promissory Note dated December 6, 2012.

The Company issued 4,000,000 shares on July 8, 2013 for $4,600 pursuant to the conversion of a Convertible Promissory Note dated October 19, 2012.

The Company issued 9,090,909 shares on July 15, 2013 for $10,000 and 1,363,636 shares for $1,500 for interest, both pursuant to the conversion of a Convertible Promissory Note dated December 6, 2012.

The Company issued 12,195,121 shares on July 22, 2013 for $10,000 pursuant to the conversion of a Convertible Promissory Note dated October 19, 2012.

The Company issued 14,285,714 shares on August 9, 2013 for $10,000 pursuant to the conversion of a Convertible Promissory Note dated October 19, 2012.

The Company issued 20,689,655 shares on August 20, 2013 for $12,000 pursuant to the Stock and Securities Exchange Agreement for a Convertible Promissory Note dated October 19, 2012.

The Company issued 33,000,000 shares on August 26, 2013 for $16,500 pursuant to the Stock and Securities Exchange Agreement for a Convertible Promissory Note dated October 19, 2012.

The Company issued 16,949,152 shares on August 26, 2013 for $10,000 pursuant to the conversion of a Convertible Promissory Note dated October 19, 2012.